Equity investment	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Equity investment
7	Equity investment

On May 31, 2019, the Company and VGI Global Media PLC (“VGI”), an online-to-offline solutions provider across advertising, payment and logistics platforms in Thailand, jointly established a new company namely V-Click Technology Company Limited (“V-Click”). VGI holds a majority stake of 51% in V-Click and the Company holds the remaining 49% stake. The investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of the equity investee.

(a)	Investment in an equity investee

Movements on the Group’s investment in an equity investee during the year were as follows:

V-Click
Balance as of January 1, 2018, December 31, 2018 and January 1, 2019	-
Cost of investment	566
Share of loss	(408)
Balance as of December 31, 2019	158

7	Equity investment (Continued)

The Group recognized its share of the equity investee’s loss of US$408 for the year ended December 31, 2019. There was no indicator of impairment noted for this equity-method investment as of December 31, 2019.

(b)	Amount due from an equity investee

As of December 31, 2019, the amount was due from V-Click in relation to a cash advance of US$155 (2018: US$nil), which was unsecured, interest-free and repayable on demand.